            As filed with the Securities and Exchange Commission on
                               November 17, 2000
                        -----------------------------

                          Registration No. 333-42228

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   [ ] PRE-EFFECTIVE AMENDMENT NO._________
                   [X] POST-EFFECTIVE AMENDMENT NO.     1
                                                     -------
                       (Check appropriate box or boxes)

                               Fifth Third Funds
              (Exact Name of Registrant as Specified in Charter)

                                1-888-799-5353
                       (Area Code and Telephone Number)

                               3435 Stelzer Road
                              Columbus, OH  43219
                   (Address of Principal Executive Offices)

                                _______________

                            ALAN G. PRIEST, ESQUIRE
                                 Ropes & Gray
                              One Franklin Square
                      1301 K Street, N.W., Suite 800 East
                            Washington, D.C.  20005
                    (Name and address of Agent for Service)

                                _______________

Explanatory Note

          This Post-Effective Amendment No. 1 to the N-14 Registration Statement of Fifth Third Funds incorporates Parts A and B of the Registration Statement in their entirety by reference to the Trust's filing pursuant to Rule 497(c) on August 25, 2000. This Amendment is being filed to add the final tax opinion to Part C of the Registration Statement and to make certain other non-material changes.

PART C. OTHER INFORMATION
-------------------------

Item 15.  Indemnification
          ---------------

          The information required by this item is incorporated by reference to
Item 25 of Post-Effective Amendment No. 7 (filed September 27, 1991) to Registrant's Registration Statement on Form N-1A (File No. 33-24848) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-
5669).


Item 16.  Exhibits
          ---------

          (1)     (a)      Declaration of Trust, including Amendment to Post-
                           Effective Amendment No. 15 on Form No. 1 through 7
                           (incorporated by reference N-1A filed February 28,
                           1995).

          (1)     (b)      Amendment No. 8 to the Declaration of Trust
                           (incorporated by reference to Registrant's Post-
                           Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).

          (1)     (c)      Amendment No. 9 to the Declaration of Trust Post-
                           Effective Amendment No. 18 on Form N-1A (incorporated by reference to Registrant's filed on or about
                           October 1, 1996).

          (1)     (d)      Amendment No. 10 to the Declaration of Trust
                           (incorporated by reference to Registrant's Post-
                           Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

          (1)     (e)      Amendment No. 11 to the Declaration of Trust
                           (incorporated by reference to Registrant's Post-
                           Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).

          (1)     (f)      Amendment No. 12 to the Declaration of Trust
                           (incorporated by reference to Registrant's Post-
                           Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

          (1)     (g)      Amendment No. 13 to the Declaration of Trust
                           (incorporated by reference to Registrant's Post-
                           Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

          (1)     (h)      Amendment No. 14 to the Declaration of Trust
                           (incorporated by reference to Registrant's Post-
                           Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (1)     (i)      Amendment No. 15 to the Declaration of Trust
                           (incorporated by reference to Registrant's Post-
                           Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

          (1)     (j)      Amendment No. 16 to the Declaration of Trust
                           (incorporated by reference to Registrant's Post-
                           Effective Amendment No. 33 on Form N-1A filed on June
                           14, 2000).

          (2)     (a)      By-Laws of the Registrant (incorporated by reference
                           to Registrant's Post-Effective Amendment No. 15 on
                           Form N-1A filed February 28, 1995).

          (3)              Not Applicable.

          (4) Plan of Reorganization (incorporated by reference to, and filed as Appendix A to Part A to, Registrant's Registration Statement on Form N-14 filed July 25,
                           2000).

          (5)     (a)      Rights of Shareholders
                           ----------------------

                           The following portions of Registrant's Declaration of Trust and the Bylaws incorporated as Exhibit (a) hereto, define the rights of shareholders:

                                  ARTICLE III
                              BENEFICIAL INTEREST

          Section 1.  Shares of Beneficial Interest.

The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII,
Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

          Section 4.  No Pre-emptive Rights.

               Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

               Fifth Third Balanced Fund:
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Bond Fund for Income;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Cardinal Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Prime Money Market Fund;
                     Investment A Shares;
                     Investment B Shares;

                     Institutional Shares;
               Fifth Third Equity Income Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Institutional Shares;
               Fifth Third Government Money Market Fund;
                     Investment A Shares;
                     Institutional Shares;
               Fifth Third International Equity Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Mid Cap Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Municipal Bond Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Ohio Tax Free Bond Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Pinnacle Fund
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Quality Bond Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Quality Growth Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares;
               Fifth Third Tax Exempt Money Market Fund;
                     Investment A Shares;
                     Institutional Shares;
               Fifth Third U.S. Government Securities Fund;
                     Investment A Shares;
                     Investment B Shares;
                     Investment C Shares;
                     Institutional Shares; and
               Fifth Third U.S. Treasury Money Market Fund;
                     Institutional Shares;
               Fifth Third Technology Fund;
                     Investment A Shares;
                     Investment B Shares;

               Investment C Shares;
               Institutional Shares;
         Fifth Third Ohio Tax Exempt Money Market Fund;
               Investment A Shares;
               Institutional Shares;

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

(a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

(b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

(c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

(d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

(e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

(f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

(g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

(h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                  ARTICLE IV
                                 THE TRUSTEES

Section 2.  Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3.  Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7.  Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.


                                 ARTICLE VIII
                   SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1.  Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2.  Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3.  Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                   ARTICLE X
                         DISTRIBUTIONS AND REDEMPTIONS

Section 1.  Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.


Section 2.  Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5.  Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                  ARTICLE XI
                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1.  Limitation of Personal Liability and Indemnification of
Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3.  Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.


                                  ARTICLE XII
                                 MISCELLANEOUS

 Section 3.  Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust

        (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5.  Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                    BYLAWS
                                  ARTICLE IV
                            SHAREHOLDERS' MEETINGS

Section 1.  Special Meetings.

     A special meeting of the shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.


                                   ARTICLE IX
                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2.  No Indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                  ARTICLE XIV
                            REPORT TO SHAREHOLDERS

The Trustees shall at least semi-annually submit to the shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.


   (6)    (a)  Investment Advisory Contract of the Registrant through and including Exhibit J (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28,
               1995).

   (6)    (b)  Exhibits K, L, and M to Investment Advisory Contract of
               Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

   (6)    (c)  Exhibits N and O to Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

   (6)    (d)  Exhibits P and Q to the Investment Advisory Contract
               (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed or about September 29, 2000).

   (6)    (d)  Sub-Advisory Agreement for the Fifth Third International Equity
               Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994).

   (6)    (e)  Investment Advisory Contract of reference to Registrant's about
               October 30, 1998). the Fifth Third Pinnacle Fund Post-Effective Amendment No. 28 on (incorporated by Form N-1A filed on or

   (6)    (f)  Sub-Advisory Agreement dated April 27, 2000 including Exhibit A for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Bank and Fort Washington Investment Advisors, Inc. (incorporated by Reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
               2000).

   (7)    (a)  Distribution Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996).

   (7)    (b)  Amended Schedules A, B, and C to Distribution Agreement dated
               March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (8)         Not Applicable.

   (9)    (a)  Custody Agreement of the Effective Amendment No. 25 on Registrant
               (incorporated by Form N-lA filed on or about reference to Registrant's Post- November 28, 1997).

   (9)    (b)  Amended Exhibit B to Custody Post-Effective Amendment No. 22
               Agreement (incorporated by on Form N-1A filed on or about reference to Registrant's September 30, 1997).

   (9)    (c)  Amendment dated May 18, 1999 to Registrant's Post-Effective 1,
               1999). the Custody Agreement Amendment No. 29 on Form N-1A (incorporated by reference to filed on or about October

   (9)    (d)  [Foreign] Custody Agreement Bank of New York (incorporated No. 29 on Form N-1A filed dated May 25, 1999 between Fifth by reference to Registrant's on or about October 1, Third Bank and The Post-Effective Amendment 1999).

   (9)    (e)  Foreign Custody Manager The Bank of New York Amendment No. 29 on
               Form Agreement dated May 25, 1999 (incorporated by reference to N-1A filed on or about between the Registrant and Registrant's Post-Effective October 1, 1999).

   (9)    (f)  [Foreign Custody Manager] Letter Registrant and Fifth Third Bank
               Amendment No. 29 on Form Agreement dated May 25, 1999 (incorporated by reference to N-1A filed on or about between the Registrant's Post-Effective October 1, 1999).

   (10)   (a)  Administrative Service Agreement Registrant's Post-Effective 28,
               1996). of the Registrant (incorporated Amendment No. 19 on
               Form N-1A by reference to filed on or about October 28, 1996)

   (10)   (b)  Amended Exhibit A to Administrative Service Agreement dated March
               15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (10)   (c)  Transfer Agency and Accounting reference to Registrant's 28,
               1995). Services Agreement of the Post-Effective Amendment No. 15 Registrant (incorporated by on Form N-1A filed February

   (10)   (d)  Form of Amended Schedule A to (incorporated by reference to 1A filed on June 14, 2000). Transfer Agency and Accounting Registrant's Post-Effective Services Agreement Amendment No. 33 on Form N-

   (10)   (e)  Management and Administration to Registrant's Post-Effective
               September 30, 1997). Agreement of the Registrant Amendment No. 22 on Form N-1A (incorporated by reference filed on or about

   (10)   (f)  Amendment to the Management and Administration Agreement dated
               January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (10)   (g)  Amended Schedule A to the Management and Administration Agreement
               dated March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N- 1A filed on or about September 29, 2000).

   (10)   (h)  Sub-Administration Agreement (incorporated by Amendment No. 22 on
               Form N-1A filed on or reference to Registrant's Post-Effective about September 30, 1997).

   (10)   (i)  Amendment to Sub-Administration Agreement dated January 1, 2000
               (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
               2000).

   (10)   (j)  Amended Schedule A to Sub-Administration Agreement dated March
               15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (10)   (k)  Sub-Transfer Agency Agreement including Schedules A, B, and C
               (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
               2000).

   (10)   (l)  Initial Capital Understanding (incorporated by reference to
               Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

   (10)   (m)  Amended Rule l2b-1 Plan dated December 1, 1995 including Exhibits
               A and B dated March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (10)   (n)  Rule 12b-1 Agreement including Exhibits A and B dated September
               20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (10)   (o)  Investment B Rule 12b-1 Plan dated April 1, 2000 including
               Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (10)   (p)  Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (10)   (q)  Financial Data Schedules (incorporated by reference to
               Registrant's Form N-SAR filed on or about September 29, 1999).

   (10)   (r)  Amended and Restated Multiple Class Plan including Exhibit A, as amended March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

   (11) Opinion and Consent of Ropes & Gray (incorporated by reference to, and filed as Exhibit 11 to Part C to, Registrant's Registration Statement on Form N-14 filed July 25, 2000).

   (12)        Opinion of Ropes & Gray as to Tax Matters is filed herewith.

   (13)        Not Applicable

   (14)   (a)  Consent of Ernst & Young LLP (incorporated by reference to, and filed as Exhibit 14(a) to Part C to, Registrant's Registration Statement on Form N-14 filed July 25, 2000).

   (14)   (b)  Consent of Ropes & Gray (incorporated by reference to, and filed as Exhibit 14(b) to Part C to, Registrant's Registration Statement on Form N-14 filed July 25, 2000).

   (15)        Not Applicable.

   (16)        Executed Powers of Attorney are filed herewith

   (17)   (a)  Statement of Additional Information dated November 30, 1999, as revised February 1, 2000 and June 1, 2000 (incorporated by reference to Registrant's Registration Statement on Form N-14 filed July 25, 2000).

   (17)   (b)  Code of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about or about September 29, 2000).

   Item 17. Undertakings
            ------------

   (1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 17th day of November, 2000.

                                        Fifth Third Funds
                                        Registrant

                                         /s/ Stephen G. Mintos
                                         ----------------------------------
                                         * Stephen G. Mintos, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                     Title                          Date
---------                     -----                          ----

* /s/ Stephen G. Mintos       President                      November 17, 2000
  -----------------------
 Stephen G. Mintos            (Principal Executive Officer)

* /s/ Gary R. Tenkman         Treasurer                      November 17, 2000
  -----------------------
 Gary R. Tenkman              (Principal Financial
                              and Accounting Officer)

* /s/ Edward Burke Carey      Trustee                        November 17, 2000
  -----------------------
 Edward Burke Carey

* /s/ Albert E. Harris        Chairman and Trustee           November 17, 2000
  -----------------------
 Albert E. Harris

* By  /s/ Alan G. Priest                                     November 17, 2000
  -----------------------
 Alan G. Priest,
  Attorney-in-fact, pursuant to Powers of Attorney filed herewith

EXHIBIT INDEX

Exhibit No.         Description
-----------         -----------

(12)                Opinion of Ropes & Gray as to Tax Matters

(16)                Executed Powers of Attorney